Organization and Summary of Significant Accounting Policies - Employee Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Employee salary deferral, matching contribution percentage	50.00%
Matching percentage of employee's eligible earnings, percentage	3.00%
Matching contribution for the period, amount	$ 1.7	$ 1.5	$ 1.8